CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - CAD shares in Millions, CAD in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales		CAD 1,991.1	CAD 1,109.3	CAD 1,051.4
Operating expenses
Cost of sales, excluding depreciation and amortization		1,882.4	1,028.2	970.9
Depreciation and amortization		61.4	44.6	47.0
Selling, general and administrative		58.2	33.0	33.2
Restructuring (note 20)		1.8	0.5	1.2
Impairment and other closure costs (note 6)		0.0	16.5	86.9
Costs and Expenses		2,003.8	1,122.8	1,139.2
Operating loss		(12.7)	(13.5)	(87.8)
Interest expense, net (note 21)		(49.4)	(35.5)	(37.4)
Foreign exchange loss on long-term debt		(57.7)	(24.1)	(18.8)
Other income, net (note 22)		43.0	1.2	14.9
Loss before reorganization items and income taxes		(76.8)	(71.9)	(129.1)
Reorganization items, net		0.0	0.0	(1.2)
Loss before income taxes		(76.8)	(71.9)	(130.3)
Income tax expense (recovery) (note 18)		(27.4)	0.4	0.1
Loss from continuing operations		(49.4)	(72.3)	(130.4)
Earnings from discontinued operations, net of tax (note 8)		0.0	0.0	3.1
Net loss		(49.4)	(72.3)	(127.3)
Net earnings attributable to non-controlling interest		0.0	0.0	(0.3)
Net loss attributable to the company		CAD (49.4)	CAD (72.3)	CAD (127.6)
Basic and diluted net loss per share from continuing operations attributable to the company’s common shareholders (note 23) (in dollars)	CAD (1.55)	CAD (3.41)	CAD (4.99)	CAD (9.01)
Basic and diluted net earnings per share from discontinued operations attributable to the company’s common shareholders (note 23) (in dollars)	CAD (0.89)	CAD 0	CAD 0	CAD 0.21
Weighted average number of the company’s common shares outstanding (note 23) (in millions)	14.4	14.5	14.5	14.5